Share-Based Payments - Valuation Assumptions of Stock Options (Detail) - Employee Stock Option [Member]		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	[1]	3.73%	3.69%	3.85%
Risk-free interest rate	[2]	2.85%	2.23%	1.55%
Expected stock price volatility	[3]	20.02%	18.39%	21.64%
Expected term (years)	[4]	6 years 9 months	6 years 9 months	6 years 9 months

[1]	Determined using a constant dividend yield during the expected term of the option.
[2]	Determined using the interpolated yield on U.S. Treasury zero-coupon issues.
[3]	Determined using implied volatility, after consideration of historical volatility.
[4]	Determined using historical exercise and post-vesting termination patterns.